September 21, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     Merrill Lynch Global Resources
                   Trust
     File No. 2-97095

Dear Sirs:

In accordance with the provisions of
Rule 24f-2 under the Investment
Company Act of 1940, Merrill Lynch
Global Resources Trust (the "Fund")
hereby files its Rule 24f-2 Notice
(the "Notice").

1. The Notice is being filed for the
    fiscal year of the Fund ended
    July 31, 1995 (the "Fiscal Year").

2. 48,745,934 shares of Beneficial
    Interest of the Fund which had
    been registered under the
    Securities Act of 1933 (the
    "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

3. 5,188,632 shares of Beneficial
    Interest were registered under
    the Securities Act during the
    Fiscal Year other than pursuant
    to Rule 24f-2.

4. 9,799,510 shares of Beneficial
    Interest were sold during the
    Fiscal Year.*


   ____________
   *Of this amount 2,372,442 Class A
    shares were sold at an aggregate
    price of $37,729,169, 6,694,914
    Class B shares were sold at an
    aggregate price of $105,112,417,
    406,317 Class C shares were sold
    at an aggregate price of $6,241,943
    and 325,837 Class D shares were
    sold at an aggregate price of
    $5,065,001.  The aggregate price
    of all shares of beneficial interest
    sold during the fiscal year was
   $154,148,530.

5. No shares of common stock were
    sold during the Fiscal Year in
    reliance upon registration pursuant
    to Rule 24f-2.


Please direct any questions relating
to this filing to Mark B. Goldfus at
P.O. Box 9011, Princeton, NJ,
08543-9011 or to Laurin Blumenthal
Kleiman at Brown & Wood, One
World Trade Center, New York,
New York  10048, (212) 839-5525.

Very truly yours,

Merrill Lynch Global Resources
              Trust



By /s/ Mark B. Goldfus
   - - - - - - - - - - -
     (Mark B. Goldfus)
        Secretary